Guarantees and commitments - Other guarantees (Details 2) - CHF (SFr) SFr in Billions	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Guarantees
Amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland	SFr 6.0
Group's share in amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland			SFr 0.5	SFr 0.6
Bank
Guarantees
Amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland		SFr 6.0
Group's share in amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland			SFr 0.5	SFr 0.6